                     SUPPLEMENT DATED FEBRUARY 22, 2010 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On Friday, February 19, 2010, Federated Clover Value Fund II ("Clover Fund"), a portfolio of the Federated Insurance Series (the "Trust"), held a special meeting of its shareholders. At the meeting, shareholders of Clover Fund approved a proposed Agreement and Plan of Reorganization ("Reorganization") of Clover Fund with and into Federated Capital Appreciation Fund II ("Capital Fund"), another portfolio of the Trust. On the Effective Date (as described below), Clover Fund will transfer substantially all of its assets to Capital Fund in exchange for Primary Shares and Service Shares of Capital Fund. Primary Shares and Service Shares of Capital Fund will be distributed pro rata by Clover Fund to its shareholders in complete liquidation of Clover Fund. As a result of the Reorganization, each owner holding Primary Shares and Service Shares of Clover Fund will become the owner of Primary Shares and Service Shares of Capital Fund, respectively, on the Effective Date. As of the date of this Supplement, the Reorganization effective date ("Effective Date") is the close of trading on the New York Stock Exchange ("NYSE") on Friday, March 12, 2010.

A Prospectus/Proxy Statement describing the Reorganization and the Capital Fund was mailed on January 19, 2010 to Policy owners that had Account Value allocated to the Subaccount that invests in the Clover Fund Portfolio at the close of trading on the NYSE on December 11, 2009 (the "Record Date"). As indicated in the Prospectus/Proxy Statement, the Board of Trustees (the "Board") of the Trust determined that the Reorganization of Clover Fund into Capital Fund is in the best interest of Clover Fund and recommended that Clover Fund shareholders approve the Reorganization. Only Policy owners that had Account Value allocated to the Subaccount that invests in the Clover Fund Portfolio as of the Record Date were entitled to provide voting instructions regarding the approval or disapproval of the Reorganization.

Assets held by the Separate Account on the Effective Date that are invested in the Federated Clover Value Fund II -- Primary Shares Portfolio will be transferred to the Federated Capital Appreciation Fund II -- Primary Shares Portfolio. On the Effective Date of the Reorganization, each Policy owner that has Account Value allocated to the Federated Clover Value Fund II -- Primary Shares Portfolio will become the owner of Units of the Federated Capital Appreciation Fund II -- Primary Shares Portfolio having a total Unit Value equal to the Unit Value of such Policy owner's Federated Clover Value Fund II -- Primary Shares Portfolio. Each Policy owner effected by the Reorganization will be mailed a transaction confirmation statement after the Effective Date.

Prior to the Effective Date, the Federated Clover Value Fund II will continue to be available as an investment option in your Policy. However, subsequent to the Effective Date this Portfolio will cease to exist as an investment option in your Policy. Commencing as of the first trading date on the NYSE after the Effective Date, you will be permitted to allocate premium payments and Account Value to the Subaccount that invests in the Federated Capital Appreciation Fund II -- Primary Shares Portfolio. Information about the Portfolio's investment objective and adviser is indicated below:

                                                                  ADVISER (AND SUB-ADVISER(S),
PORTFOLIO                          INVESTMENT OBJECTIVE                 AS APPLICABLE)
----------------------------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION  Seeks capital appreciation.  Federated Equity Management Company of
FUND II -- PRIMARY SHARES                                    Pennsylvania
----------------------------------------------------------------------------------------------------

14164 SUPPK 02/22/10

Prior to the Effective Date, you may make transfers from the Federated Clover Value Fund II -- Primary Shares Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Federated Clover Value Fund II -- Primary Shares Portfolio PRIOR TO the Effective Date will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, access any charges for transfers made to any of these Portfolios. A transfer from the Federated Clover Value Fund II -- Primary Shares Portfolio to the Federated Capital Appreciation Fund II -- Primary Shares Portfolio that is made automatically as a result of the Reorganization will be not be considered a transfer for any of the purposes described above.


                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                                 -- CLASS I-2 SHARES (FORMERLY,
                                 ALGER AMERICAN LARGECAP
                                 GROWTH PORTFOLIO -- CLASS O
                                 SHARES)
                                 ------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                                 -- CLASS I-2 SHARES (FORMERLY,
                                 ALGER AMERICAN SMALLCAP GROWTH
                                 PORTFOLIO -- CLASS O SHARES)
                                 ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN                ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
VARIABLE PRODUCTS                INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED CAPITAL INCOME FUND II    Seeks high current income and
INSURANCE SERIES                                                     moderate capital appreciation.



                                 ------------------------------------------------------------------------------
                                 FEDERATED HIGH INCOME               Seeks high current income by
                                 BOND FUND II -- PRIMARY SHARES      investing in lower-rated corporate debt
                                                                     obligations, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the Standard & Poor's
                                                                     500/SM/ Index (S&P 500(R)).
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.




------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.



------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                           PORTFOLIO                                     INVESTMENT OBJECTIVE
                           -------------------------------------------------------------------------------
                           VIP GROWTH & INCOME                Seeks high total return through a
                           PORTFOLIO -- INITIAL CLASS         combination of current income and
                                                              capital appreciation.
                           -------------------------------------------------------------------------------
                           VIP GROWTH OPPORTUNITIES           Seeks to provide capital growth.
                           PORTFOLIO -- INITIAL CLASS

                           -------------------------------------------------------------------------------
                           VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                           SERVICE CLASS 2

                           -------------------------------------------------------------------------------
                           VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                           CLASS

                           -------------------------------------------------------------------------------
FRANKLIN TEMPLETON         TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE INSURANCE         FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
PRODUCTS TRUST                                                its net assets in investments of issuers
                                                              located outside the U.S., including
                                                              those in emerging markets, and
                                                              normally invests predominantly in
                                                              equity securities.
                           -------------------------------------------------------------------------------
                           TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                           FUND -- CLASS 1 SHARES (FORMERLY,  with preservation of capital, with
                           TEMPLETON GLOBAL INCOME            capital appreciation as a secondary
                           SECURITIES FUND)                   consideration. The fund normally
                                                              invests at least 80% of its net assets in
                                                              bonds, which include debt securities of
                                                              any maturity, such as bonds, notes,
                                                              bills and debentures. The fund may
                                                              invest a portion of its total assets in
                                                              bonds rated below investment grade
                                                              and a significant portion of its assets in
                                                              foreign securities.
                           -------------------------------------------------------------------------------
GE INVESTMENTS             INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                                   with prudent investment management
                                                              and the preservation of capital.
                           -------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND --       Seeks long-term growth of capital.
                           CLASS 1 SHARES
                           -------------------------------------------------------------------------------
                           MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                           SHARES                             future income.
                           -------------------------------------------------------------------------------
                           MONEY MARKET FUND/1/               Seeks a high level of current income
                                                              consistent with the preservation of
                                                              capital and the maintenance of
                                                              liquidity.
                           -------------------------------------------------------------------------------
                           PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                           CLASS 1 SHARES                     future income rather than current
                                                              income.
                           -------------------------------------------------------------------------------
                           REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                           CLASS 1 SHARES                     current income and capital
                                                              appreciation.
                           -------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total return through a           FMR (subadvised by FMRC, FRAC,
combination of current income and           FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                       FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.            FMR (subadvised by FMRC, FRAC,
                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                            FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.          FMR (subadvised by FMRC, FRAC,
                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                            FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.          FMR (subadvised by FMRC, FMR
                                            (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                            and FIJ)
------------------------------------------------------------------------------
Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
------------------------------------------------------------------------------
Seeks high current income, consistent       Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures. The fund may
invest a portion of its total assets in
bonds rated below investment grade
and a significant portion of its assets in
foreign securities.
------------------------------------------------------------------------------
Seeks maximum income consistent             GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.          GE Asset Management Incorporated

------------------------------------------------------------------------------
Seeks long-term growth of capital and       GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks a high level of current income        GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
------------------------------------------------------------------------------
Seeks long-term growth of capital and       GE Asset Management Incorporated
future income rather than current
income.
------------------------------------------------------------------------------
Seeks maximum total return through          GE Asset Management Incorporated
current income and capital                  (subadvised by Urdang Securities
appreciation.                               Management, Inc.)
------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                    PORTFOLIO                                      INVESTMENT OBJECTIVE
                    --------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/2/             Seeks growth of capital and
                                                         accumulation of income that
                                                         corresponds to the investment return of
                                                         S&P's 500 Composite Stock Index.
                    --------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital.
                    SHARES





                    --------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1         Seeks the highest total return,
                    SHARES                               composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.
                    --------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1          Seeks long-term growth of capital.
                    SHARES
                    --------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS GROWTH AND             Seeks long-term growth of capital and
VARIABLE INSURANCE  INCOME FUND                          growth of income.
TRUST
                    --------------------------------------------------------------------------------
                    GOLDMAN SACHS MID CAP VALUE          Seeks long-term capital appreciation.
                    FUND
                    --------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                    SHARES                               consistent with preservation of capital
                                                         and balanced by current income.
                    --------------------------------------------------------------------------------
                    ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                    INSTITUTIONAL SHARES (FORMERLY,
                    MID CAP GROWTH PORTFOLIO)
                    --------------------------------------------------------------------------------
                    FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                    INSTITUTIONAL SHARES                 consistent with preservation of capital.
                    --------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                    SHARES                               long-term growth of capital.
                    --------------------------------------------------------------------------------
                    GLOBAL LIFE SCIENCES PORTFOLIO       Seeks long-term growth of capital.
                    -- SERVICE SHARES
                    --------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                    SERVICE SHARES
                    --------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                    SHARES (FORMERLY, LARGE CAP
                    GROWTH PORTFOLIO)
                    --------------------------------------------------------------------------------
                    OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                    SHARES (FORMERLY, INTERNATIONAL
                    GROWTH PORTFOLIO)
                    --------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital in a
                    INSTITUTIONAL SHARES (FORMERLY,      manner consistent with the
                    WORLDWIDE GROWTH PORTFOLIO)          preservation of capital.
                    --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
----------------------------------------------------------------------------
Seeks long-term growth of capital and      Goldman Sachs Asset Management,
growth of income.                          L.P.

----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with the
preservation of capital.
----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                    INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks total return (a combination of
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO    income and long-term capital
                       -- CLASS I (FORMERLY, LEGG MASON   appreciation). This objective may be
                       PARTNERS VARIABLE CAPITAL AND      changed without shareholder
                       INCOME PORTFOLIO -- CLASS I)       approval.

                       -----------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term growth of capital with
                       INVESTORS PORTFOLIO -- CLASS I     current income is a secondary
                       (FORMERLY, LEGG MASON PARTNERS     objective. This objective may be
                       VARIABLE INVESTORS PORTFOLIO --    changed without shareholder approval.
                       CLASS I)
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET           Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND PORTFOLIO  consistent with the preservation of
                       -- CLASS I (FORMERLY, LEGG MASON   capital. This objective may be changed
                       PARTNERS VARIABLE STRATEGIC BOND   without shareholder approval.
                       PORTFOLIO -- CLASS I)
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES               seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED               Seeks a high total investment return,
ACCOUNT FUNDS          FUND/VA -- NON-SERVICE SHARES      which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- NON-       in securities of well-known,
                       SERVICE SHARES                     established companies.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND              Seeks a high level of current income.
                       FUND/VA -- NON-SERVICE SHARES      As a secondary objective, this port-
                                                          folio seeks capital appreciation when
                                                          consistent with its primary objective.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER HIGH INCOME            Seeks a high level of current income
                       FUND/VA -- NON-SERVICE SHARES      from investment in high-yield fixed
                                                          income securities.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER MIDCAP FUND/VA         Seeks capital appreciation, by
                       -- NON-SERVICE SHARES              investing in "growth type" companies.
                       -----------------------------------------------------------------------------
PIMCO VARIABLE         TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
INSURANCE TRUST        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       -----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks total return (a combination of      Legg Mason Partners Fund Advisor,
income and long-term capital              LLC (subadvised by ClearBridge
appreciation). This objective may be      Advisors, LLC, Western Asset
changed without shareholder               Management Company Limited and
approval.                                 Western Asset Management
                                          Company)
----------------------------------------------------------------------------
Seeks long-term growth of capital with    Legg Mason Partners Fund Advisor,
current income is a secondary             LLC (subadvised by ClearBridge
objective. This objective may be          Advisors, LLC)
changed without shareholder approval.

----------------------------------------------------------------------------
Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
consistent with the preservation of       LLC (subadvised by Western Asset
capital. This objective may be changed    Management Company and Western
without shareholder approval.             Asset Management Company
 Limited)
----------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks a high level of current income.     OppenheimerFunds, Inc.
As a secondary objective, this port-
folio seeks capital appreciation when
consistent with its primary objective.
----------------------------------------------------------------------------
Seeks a high level of current income      OppenheimerFunds, Inc.
from investment in high-yield fixed
income securities.
----------------------------------------------------------------------------
Seeks capital appreciation, by            OppenheimerFunds, Inc.
investing in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      5